Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Derivatives designated as cash flow hedging instruments:
Foreign currency derivatives Cost of revenues		$ (10)
Foreign currency derivatives Sales and marketing	(1)	(8)
Foreign currency derivatives General and administrative		(3)
Total income	$ (1)	$ (21)